ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income Loss
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31
(in thousands)	2020	2019

Cumulative foreign currency translation	$413	$410
Unamortized experience gain – post employment liability
Gross	1,847	983
Tax effect	(485)	(259)
	$1,775	$1,134